ACCOUNTS RECEIVABLE, NET - Movement of allowance for credit losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Movement of allowance for credit losses
Charge (reversal of charge) to expenses	$ 14,845	$ 2,694,737
Non-related party
Movement of allowance for credit losses
Balance at beginning of the period	112,980	25,711,852
Charge (reversal of charge) to expenses	(14,845)	2,694,737
Writing off of accounts receivable		(10,252,070)
Foreign exchange adjustments	3,294	393,168
Balance at end of the period	$ 101,429	$ 18,547,687